N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE COSEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Premier Solutions Standard (Series II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard (Series II) | AmericanFundsNewWorldFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Diversified Emerging Mkts
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(22.27%)
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	4.28%
Premier Solutions Standard (Series II) | ClearBridgeValueFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.51%)
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Premier Solutions Standard (Series II) | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(10.65%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Premier Solutions Standard (Series II) | InvescoAmericanValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Premier Solutions Standard (Series II) | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Invesco Equity and Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Solutions Standard (Series II) | MFSNewDiscoveryFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(29.81%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Premier Solutions Standard (Series II) | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(18.77%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Premier Solutions Standard (Series II) | NeubergerBermanSustainableEquityFundTrustClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Trust Class
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(18.74%)
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Premier Solutions Standard (Series II) | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	24.50%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Premier Solutions Standard (Series II) | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(11.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	3.98%
Premier Solutions Standard (Series II) | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.